UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC	27601-0575
(Address of principal executive offices)	(Zip code)

Keith F. Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments

July 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS*— 101.6%
Consumer Discretionary— 34.8%
America’s Car-Mart, Inc. (a)	21,000	$273,210
Avatar Holdings, Inc. (a)	15,185	985,962
Callaway Golf Co.	43,000	697,890
Career Education Corp. (a)	23,450	695,996
Catalina Marketing Corp.	33,300	1,005,327
Champion Enterprises, Inc. (a)	195,625	2,292,725
Exide Technologies (a)	185,634	1,353,272
Fleetwood Enterprises, Inc. (a)	93,650	885,929
Furniture Brands International, Inc.	55,100	607,202
Group 1 Automotive, Inc.	35,350	1,326,332
Lithia Motors, Inc., Class A	42,021	865,212
Marine Products Corp.	19,025	166,088
O’Charleys, Inc.	28,450	504,419
Regis Corp.	40,600	1,415,316
Select Comfort Corp. (a)	61,940	987,324
Tempur-Pedic International, Inc.	14,150	440,773
Universal Technical Institute, Inc. (a)	16,700	361,221
Voyager Learning Co. (a)	94,750	880,228
Zale Corp. (a)	54,650	1,160,220

		16,904,646

Energy— 5.6%
CARBO Ceramics, Inc.	15,550	700,994
Forest Oil Corp. (a)	49,650	2,009,336

		2,710,330

Financials— 22.8%
Annaly Capital Management, Inc. REIT	113,500	1,640,075
BankUnited Financial Corp., Class A	73,050	1,230,162
Endurance Specialty Holdings, Ltd.	29,000	1,084,600
First Citizens BancShares, Inc., Class A	8,050	1,446,424
Horace Mann Educators Corp.	37,450	667,734
Infinity Property & Casualty Corp.	13,000	572,520
Nelnet, Inc., Class A	58,103	1,005,182
Phoenix Cos., Inc. (The)	82,150	1,132,848
Provident Financial Services, Inc.	17,900	252,390
Waddell & Reed Financial, Inc., Class A	54,690	1,378,735
Washington Federal, Inc.	29,850	672,520

		11,083,190

Health Care— 3.7%
CONMED Corp. (a)	29,340	818,586
Merit Medical Systems, Inc. (a)	23,100	258,489
Odyssey Healthcare, Inc. (a)	66,425	718,054

		1,795,129

	Shares	Market Value
Industrials— 12.2%
Brink’s Co. (The)	16,650	$1,018,148
Covanta Holding Corp. (a)	51,910	1,177,319
Crane Co.	23,600	1,082,296
ICT Group, Inc. (a)	36,850	581,861
Smith (A.O.) Corp.	33,425	1,622,784
Trex Co., Inc. (a)	26,225	437,957

		5,920,365

Information Technology— 17.0%
Axcelis Technologies, Inc. (a)	143,315	795,398
Black Box Corp.	43,669	1,757,677
Cabot Microelectronics Corp. (a)	41,050	1,749,961
CSG Systems International, Inc. (a)	35,550	889,461
EarthLink, Inc. (a)	287,025	1,994,824
Orbotech, Ltd. (a)	38,050	819,977
Progress Software Corp. (a)	8,100	245,025

		8,252,323

Materials— 3.6%
Louisiana-Pacific Corp.	67,100	1,242,692
OMNOVA Solutions, Inc. (a)	95,050	537,983

		1,780,675

Utilities— 1.9%
Allete, Inc.	21,200	929,408

Total Investments
(Cost $43,227,432) - 101.6%		49,376,066
Net Other Assets (Liabilities) - (1.6%)		(762,483)

NET ASSETS - 100.0%		$48,613,583

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(a)	Represents non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Portfolio Investments.

Sterling Small Cap Value Fund

Notes to Schedule of Portfolio Investments

July 31, 2007 (Unaudited)

A. Security Valuation: Investments in the Fund are valued at their latest available sale price on the principal market for which is a securities exchange or an over-the-counter market (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

B. Tax Disclosure: No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at July 31, 2007 for the Fund are as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$43,227,432	$9,311,018	$(3,162,384)	$6,148,634

For additional information regarding the accounting policies of the Sterling Small Cap Value Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date September 24, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date September 24, 2007

*	Print the name and title of each signing officer under his or her signature.